OTHER RESERVES - (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER RESERVES.
Foreign currency operations	Rp 430	Rp 296
Reclassifications to profit or loss for operations	Rp 0	Rp 0	Rp 0